7. Stock Option Plans (Details 3)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number of shares Outstanding end of period | shares	1,690,500
Weighted average exercise price, ending	$ 0.29
0.12 - 0.48
Option price range, upper	0.14
Option price range, lower	$ 0.12
Number of shares Outstanding end of period | shares	45,000
Weighted average remaining contractual life	4 years 3 months 25 days
Weighted average exercise price, ending	$ 0.13
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.13
0.16 - 0.20
Option price range, upper	0.20
Option price range, lower	$ 0.16
Number of shares Outstanding end of period | shares	30,000
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price, ending	$ 0.18
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.18
0.25 - 0.26
Option price range, upper	0.26
Option price range, lower	$ 0.25
Number of shares Outstanding end of period | shares	30,000
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price, ending	$ 0.26
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.26
0.27 - 0.41
Option price range, upper	0.41
Option price range, lower	$ 0.27
Number of shares Outstanding end of period | shares	30,000
Weighted average remaining contractual life	4 months 24 days
Weighted average exercise price, ending	$ 0.34
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.34
0.35 - 0.36
Option price range, upper	0.36
Option price range, lower	$ 0.35
Number of shares Outstanding end of period | shares	30,000
Weighted average remaining contractual life	1 year 3 months 18 days
Weighted average exercise price, ending	$ 0.36
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.36
0.12 - 0.41
Option price range, upper	0.41
Option price range, lower	$ 0.12
Number of shares Outstanding end of period | shares	165,000
Weighted average remaining contractual life	2 years 6 months
Weighted average exercise price, ending	$ 0.24
Number Exercisable | shares	165,000
Weighted average exercise price	$ 0.24